INTANGIBLE ASSETS - Amortization expense (Details) - Amortization - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 194	¥ 193	¥ 187
Annual estimated amortization expense for intangible assets subject to amortization
2026	107
2027	102
2028	80
2029	67
2030	52
Total	¥ 408